Trade and Other receivables - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and Other receivables.
Increase in trade and other receivables	€ 186,000
Increase in trade receivables	600,000
Increase In Other Receivables	423,000
Decrease in R&D Incentive receivables	600,000
Unbilled receivables included in trade receivables	0	€ 0
Decrease in foreign currency swaps	€ 343,000